Derivative Liability - Warrants and Derivative Liability - Conversion Option (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Valuation Methodology

A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s common stock purchase warrants that are categorized within Level 3 of the fair value hierarchy for the three months ended 2016 and 2015 is as follows:

Share Purchase Warrants	Weighted Average Inputs for the Period
Date of valuation	For the Quarter Ending March 31, 2016	For the Quarter Ending March 31, 2015
Exercise price	$0.70	$0.98
Contractual term (years)	4.00	4.00
Volatility (annual)	150.00%	158.00%
Risk-free rate	1.05%	1.00%
Dividend yield (per share)	0%	0%

A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s common stock purchase warrants that are categorized within Level 3 of the fair value hierarchy for the years ended 2015 and 2014 is as follows:

Stock Purchase Warrants	Weighted Average Inputs for the Period
Date of valuation	For the Year Ending December 31, 2015	For the Year Ending December 31, 2014
Strike price	$0.74	$10.70
Volatility (annual)	155%	166%
Risk-free rate	1.8%	1.00%
Contractual term (years)	4.2	2. 25
Dividend yield (per share)	0%	0%

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet under Derivative liability – warrants:

	As of March 31, 2016
	Fair Value Measurements
	Fair Value	Level 1	Level 2	Level 3	Total
Derivative liability - warrants	$29,489,000	—	—	$29,489,000	$29,489,000

Total	$29,489,000	—	—	$29,489,000	$29,489,000

	As of December 31, 2015
	Fair Value Measurements
	Fair Value	Level 1	Level 2	Level 3	Total
Derivative liability - warrants	$26,493,000	—	—	$26,493,000	$26,493,000

Total	$26,493,000	—	—	$26,493,000	$26,493,000

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet under Derivative liability – warrants:

	As of December 31, 2015
	Fair Value Measurements
	Fair Value	Level 1	Level 2	Level 3	Total
Derivative liability - warrants	$26,493,000	—	—	$26,493,000	$26,493,000

Total	$26,493,000	—	—	$26,493,000	$26,493,000

	As of December 31, 2014
	Fair Value Measurements
	Carrying Value	Level 1	Level 2	Level 3	Total
Derivative liability - warrants	$9,000	—	—	$9,000	$9,000

Total	$9,000	—	—	$9,000	$9,000

Schedule of Changes in Level 3 Liabilities Measured at Fair Value

The following table presents changes in Level 3 liabilities measured at fair value for the three months ended March 31, 2016:

Derivative liability –warrants
Balance – January 1, 2016	$26,493,000
Change in fair value of warrant liability	2,996,000

Balance – March 31, 2016	$29,489,000

The following table presents changes in Level 3 liabilities measured at fair value for the year ended December 31, 2015:

Derivative liability – warrants
Balance – December 31, 2014	$9,000
Additions during the period	15,446,000
Settlement of debt	(16,835,000)
Change in fair value of warrant liability	27,873,000

Balance – December 31, 2015	$26,493,000